Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 809,817	¥ 650,849
Provision (credit) for credit losses on loans		38,539	48,205
Charge-offs	[1]	(163,612)	(40,896)
Recoveries		4,008	6,491
Net charge-offs		(159,604)	(34,405)
Others	[2]	21,994	579
Balance at end of period		710,746	665,228
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	[3]	134,397	85,567
Provision (credit) for credit losses on loans	[3]	23,185	(5,155)
Charge-offs	[1],[3]	(14,403)	(12,570)
Recoveries	[3]	1,939	263
Net charge-offs	[3]	(12,464)	(12,307)
Others	[2],[3]	21,994	579
Balance at end of period	[3]	167,112	68,684
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		601,506	481,420
Provision (credit) for credit losses on loans		16,206	54,150
Charge-offs	[1]	(146,204)	(25,880)
Recoveries		1,309	5,312
Net charge-offs		(144,895)	(20,568)
Others	[2]	0	0
Balance at end of period		472,817	515,002
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		73,414	83,171
Provision (credit) for credit losses on loans		(1,078)	(376)
Charge-offs	[1]	(3,005)	(2,446)
Recoveries		760	916
Net charge-offs		(2,245)	(1,530)
Others	[2]	0	0
Balance at end of period		70,091	81,265
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		62	68
Provision (credit) for credit losses on loans		(4)	13
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of period		58	81
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		438	623
Provision (credit) for credit losses on loans		230	(427)
Charge-offs	[1]	0	0
Recoveries		0	0
Net charge-offs		0	0
Others	[2]	0	0
Balance at end of period		¥ 668	¥ 196

[1]	Charge-offs increased by ¥122,716 million from the six months ended September 30, 2021 to ¥163,612 million for the six months ended September 30, 2022 due mainly to a debt waiver to a domestic corporate borrower.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.